Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
Deferred income taxes are provided for temporary differences. The significant components of deferred income tax assets and liabilities consist of the following.

(in millions)	2016	2015
Gross deferred income tax assets
Tax loss and credit carryforwards	$675	$387
Regulatory liabilities	292	210
Employee future benefits	155	116
Fair value of long-term debt adjustment	88	—
Unrealized foreign exchange losses on long-term debt	56	65
Other	57	58
	1,323	836
Deferred income tax assets valuation allowance	(56)	(73)
Net deferred income tax assets	$1,267	$763

Gross deferred income tax liabilities
Utility capital assets	$(4,213)	$(2,575)
Regulatory assets	(242)	(201)
Intangible assets	(75)	(37)
	(4,530)	(2,813)
Net deferred income tax liability	$(3,263)	$(2,050)

Schedule of Unrecognized Tax Benefits
The following table summarizes the change in unrecognized tax benefits during 2016 and 2015.

(in millions)	2016	2015
Total unrecognized tax benefits, beginning of year	$13	$11
Additions related to the current year	10	1
Adjustments related to prior years	—	1
Total unrecognized tax benefits, end of year	$23	$13

Schedule of Components of Income Tax Expense
The components of the income tax expense were as follows.

(in millions)	2016	2015
Canadian
Earnings before income taxes	$357	$544

Current income taxes	66	59
Deferred income taxes	54	113
Less: regulatory adjustments	(77)	(100)
	(23)	13
Total Canadian	$43	$72

Foreign
Earnings before income taxes	$501	$519

Current income taxes	(19)	—
Deferred income taxes	121	151
Total Foreign	$102	$151
Income tax expense	$145	$223

Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of consolidated statutory taxes to consolidated effective taxes.

(in millions, except as noted)	2016	2015
Earnings before income taxes	$858	1,063
Combined Canadian federal and provincial statutory income tax rate	28.0%	27.5%
Statutory income tax rate applied to earnings before income taxes	$240	$292
Difference between Canadian statutory income tax rate and rates applicable to foreign subsidiaries	(28)	(7)
Difference in Canadian provincial statutory income tax rates applicable to subsidiaries in different Canadian jurisdictions	(4)	(4)
Items capitalized for accounting purposes but expensed for income tax purposes	(40)	(39)
Difference between gain on sale of assets for accounting and amounts calculated for tax purposes	—	(18)
Change in tax rates and legislation	(6)	13
Difference between capital cost allowance and amounts claimed for accounting purposes	(25)	(15)
Other	8	1
Income tax expense	$145	$223
Effective tax rate	16.9%	21.0%

Summary of Operating Loss Carryforwards
As at December 31, 2016, the Corporation had the following tax carryforward amounts.

(in millions)	Expiring Year	Amount
Canadian
Capital loss	n/a	$76
Non-capital loss	2025-2036	244
Other tax credits	2026-2035	2
		322
Unrecognized in the consolidated financial statements		(76)
		$246
Foreign
Capital loss	2020-2021	$3
Federal and state net operating loss	2031-2036	862
Other tax credits	2032-2036	126
		991
Unrecognized in the consolidated financial statements		(2)
		$989
Total tax carryforwards		$1,235

Summary of Tax Carryforward Amounts
As at December 31, 2016, the Corporation had the following tax carryforward amounts.

(in millions)	Expiring Year	Amount
Canadian
Capital loss	n/a	$76
Non-capital loss	2025-2036	244
Other tax credits	2026-2035	2
		322
Unrecognized in the consolidated financial statements		(76)
		$246
Foreign
Capital loss	2020-2021	$3
Federal and state net operating loss	2031-2036	862
Other tax credits	2032-2036	126
		991
Unrecognized in the consolidated financial statements		(2)
		$989
Total tax carryforwards		$1,235